BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Lease Income	Future required fees payable by the customer (exclusive of deferred revenue), embedded in this contract relate to equipment payments as follows:
2013	$4,668
2014	3,559
Total	$8,227